UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total
Return Fund, Inc.

Semi-Annual Report
June 30, 2012
(Unaudited)

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Results of Annual Meeting of Stockholders	14

Investment Management Agreement Approval Disclosure	15

Description of Dividend Reinvestment Plan	16

Proxy Voting and Portfolio Holdings Information	18

Privacy Policy Notice	19

Summary of General Information	22

Stockholder Information	22

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2012 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	19.7
Information Technology	15.5
Financials	10.9
Health Care	10.4
Consumer Staples	9.0
Energy	8.7
Consumer Discretionary	8.4
Industrials	8.3
Utilities	3.0
Materials	3.0
Telecommunication Services	2.7
Other	0.4

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple, Inc.	Information Technology	6.5
2.	Wal-Mart Stores, Inc.	Consumer Staples	3.1
3.	Wells Fargo & Company	Financials	3.1
4.	Microsoft Corporation	Information Technology	3.1
5.	Exxon Mobil Corporation	Energy	2.9
6.	International Business Machines Corporation	Information Technology	2.7
7.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	2.5
8.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	2.3
9.	Chevron Corporation	Energy	2.2
10.	Coca-Cola Company (The)	Consumer Staples	2.2

Cornerstone Total Return Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES – 99.63%
CLOSED-END FUNDS – 19.68%
CONVERTIBLE SECURITIES – 0.05%
Total Convertible Securities (a)		$19,006

CORE – 0.12%
Total Core (a)		42,294

CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED – 1.48%
Western Asset/Claymore Inflation-Linked Securities & Income Fund	29,732	386,516
Other Corporate Debt Funds Investment Grade-Rated (a)		144,855
		531,371
DEVELOPED MARKET – 0.27%
Total Developed Market (a)		98,287

GLOBAL – 3.29%
Clough Global Opportunities Fund	60,413	649,440
Other Global (a)		532,380
		1,181,820
GLOBAL INCOME – 0.15%
Total Global Income (a)		53,977

INCOME & PREFERRED STOCK – 0.17%
Total Income & Preferred Stock (a)		61,874

OPTION ARBITRAGE/OPTIONS STRATEGIES – 13.12%
BlackRock International Growth and Income Trust	61,500	437,880

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES – (continued)
Eaton Vance Enhanced Equity Income Fund	45,872	$486,243
Eaton Vance Enhanced Equity Income Fund II	48,428	514,305
Eaton Vance Risk-Managed Diversified Equity Income Fund	80,913	829,358
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	500,929
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,439	466,552
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	29,700	311,256
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	108,144	897,595
Other Option Arbitrage/Options Strategies (a)		268,510
		4,712,628
REAL ESTATE – 0.91%
Neuberger Berman Real Estate Securities Income Fund Inc.	73,524	324,976

SECTOR EQUITY – 0.12%
Total Sector Equity (a)		42,965

TOTAL CLOSED-END FUNDS		7,069,198

CONSUMER DISCRETIONARY – 8.35%
Comcast Corporation - Class A	4,012	128,264
Comcast Corporation - Special Class A	4,250	133,450
Home Depot, Inc. (The)	4,000	211,960
McDonald's Corporation	2,500	221,325

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY – (continued)
TJX Companies, Inc. (The)	5,000	$214,650
Walt Disney Company (The)	6,500	315,250
Other Consumer Discretionary (a)		1,774,846
		2,999,745
CONSUMER STAPLES – 9.05%
Altria Group, Inc.	7,000	241,850
Coca-Cola Company (The)	10,000	781,900
CVS Caremark Corporation	7,000	327,110
Philip Morris International, Inc.	5,000	436,300
Wal-Mart Stores, Inc.	16,000	1,115,520
Other Consumer Staples (a)		348,690
		3,251,370
ENERGY – 8.75%
Chevron Corporation	7,500	791,250
ConocoPhillips	6,000	335,280
Exxon Mobil Corporation	12,000	1,026,840
Occidental Petroleum Corporation	4,000	343,080
Other Energy (a)		646,004
		3,142,454
FINANCIALS – 10.88%
American Express Company	6,000	349,260
JPMorgan Chase & Co.	15,200	543,096
U.S. Bancorp	12,500	402,000
Wells Fargo & Company	33,000	1,103,520
Other Financials (a)		1,509,420
		3,907,296
HEALTH CARE – 10.37%
Abbott Laboratories	6,000	386,820
Amgen, Inc.	4,000	292,160

Description	No. of Shares	Value
HEALTH CARE – (continued)
Bristol-Myers Squibb Company	6,000	$215,700
Johnson & Johnson	6,500	439,140
McKesson Corporation	2,500	234,375
Merck & Company, Inc.	16,000	668,000
Pfizer, Inc.	16,462	378,626
UnitedHealth Group, Inc.	5,500	321,750
Other Health Care (a)		789,455
		3,726,026
INDUSTRIALS – 8.32%
Caterpillar Inc.	3,000	254,730
FedEx Corporation	2,500	229,025
General Electric Company	22,000	458,480
Honeywell International Inc.	4,000	223,360
Lockheed Martin Corporation	2,500	217,700
Union Pacific Corporation	2,500	298,275
Other Industrials (a)		1,306,035
		2,987,605
INFORMATION TECHNOLOGY – 15.48%
Apple, Inc. *	4,000	2,336,000
Intel Corporation	13,000	346,450
International Business Machines Corporation	5,000	977,900
Microsoft Corporation	36,000	1,101,240
Oracle Corporation	18,600	552,420
Other Information Technology (a)		246,009
		5,560,019
MATERIALS – 2.97%
E.I. du Pont de Nemours and Company	4,800	242,736
Other Materials (a)		824,462
		1,067,198
REAL ESTATE INVESTMENT TRUST – 0.01%
Total Real Estate Investment Trust (a)		2,490

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited) (concluded)

Description	No. of Shares	Value
TELECOMMUNICATION SERVICES – 2.74%
AT&T, Inc.	17,589	$627,224
Verizon Communications, Inc.	8,000	355,520
		982,744
UTILITIES – 3.03%
Total Utilities (a)		1,085,849

TOTAL EQUITY SECURITIES
(cost - $31,490,425)		35,781,994

SHORT-TERM INVESTMENTS – 0.42%
MONEY MARKET FUNDS – 0.42%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $152,137)	152,137	152,137

TOTAL INVESTMENTS – 100.05%
(cost - $31,642,562)		35,934,131

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(18,018)

NET ASSETS – 100.00%		$35,916,113

(a)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2012.

*	Non-income producing security.

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2012 (unaudited)

ASSETS
Investments, at value (cost – $31,642,562)	$35,934,131
Receivables:
Investments sold	26,280
Dividends	43,042
Prepaid expenses	4,649
Total Assets	36,008,102

LIABILITIES
Payables:
Investment management fees (Note D)	33,781
Directors' fees	11,068
Accounting fees (Note D)	3,446
Administration fees (Note D)	2,629
Other accrued expenses	41,065
Total Liabilities	91,989

NET ASSETS (applicable to 6,676,143 shares of common stock outstanding)	$35,916,113

NET ASSET VALUE PER SHARE ($35,916,113 ÷ 6,676,143)	$5.38

NET ASSETS CONSIST OF
Common stock, $0.001 par value; 6,676,143 shares issued and outstanding (15,000,000 shares authorized)	$6,676
Paid-in capital	34,798,255
Accumulated net realized loss on investments	(3,180,387)
Net unrealized appreciation in value of investments	4,291,569
Net assets applicable to shares outstanding	$35,916,113

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Income:
Dividends from investments	$582,473

Expenses:
Investment management fees (Note D)	182,634
Printing	26,717
Legal and audit fees	25,829
Directors' fees and expenses	21,427
Accounting fees (Note D)	19,978
Administration fees (Note D)	18,263
Transfer agent fees	16,300
Custodian fees	4,987
Insurance	2,561
Stock exchange listing fees	1,623
Miscellaneous	1,496
Total Expenses	321,815
Net Investment Income	260,658

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	455,453
Net change in unrealized appreciation in value of investments	2,581,525
Net realized and unrealized gain on investments	3,036,978

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,297,636

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$260,658	$73,506
Net realized gain/(loss) from investments	455,453	(63,160)
Net change in unrealized appreciation in value of investments	2,581,525	371,615

Net increase in net assets resulting from operations	3,297,636	381,961

Dividends and distributions to stockholders:
Net investment income	(260,658)	(73,075)
Return-of-capital	(3,617,247)	(5,159,948)

Total dividends and distributions to stockholders	(3,877,905)	(5,233,023)

Common stock transactions:
Proceeds from rights offerings of 0 and 2,628,010 shares of newly issued common stock, respectively	—	14,559,175
Offering expenses associated with the rights offering	—	(93,487)
Proceeds from 88,898 and 62,277 shares newly issued in reinvestment of dividends and distributions, respectively	492,500	476,036

Net increase in net assets from capital stock transactions	492,500	14,941,724

Total increase/(decrease) in net assets	(87,769)	10,090,662

NET ASSETS
Beginning of period	36,003,882	25,913,220
End of period	$35,916,113	$36,003,882

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,*
	(Unaudited)		2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.47		$6.65	$7.19		$7.75	$17.00	$20.28
Net investment income/(loss) #	0.04		0.02	(0.00	)+	(0.02)	0.12	0.14
Net realized and unrealized gain/(loss) on investments	0.46		0.05	0.68		1.31	(5.64)	0.64
Net increase/(decrease) in net assets resulting from operations	0.50		0.07	0.68		1.29	(5.52)	0.78

Dividends and distributions to stockholders:
Net investment income	(0.04)		(0.02)	—		—	(0.12)	(0.14)
Net realized capital gains	—		—	—		—	—	(0.06)
Return-of-capital	(0.55)		(1.32)	(1.46)		(1.90)	(3.77)	(4.08)
Total dividends and distributions to stockholders	(0.59)		(1.34)	(1.46)		(1.90)	(3.89)	(4.28)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.06	0.19		—	—	—
Reinvestment of dividends and distributions	0.00	+	0.03	0.05		0.05	0.16	0.22
Total anti-dilutive effect due to shares issued	0.00		0.09	0.24		0.05	0.16	0.22

Net asset value, end of period	$5.38		$5.47	$6.65		$7.19	$7.75	$17.00
Market value, end of period	$6.39		$5.97	$7.88		$10.29	$7.60	$19.60
Total investment return (a)	18.87%	(b)	(10.08% )	(10.28%	)	66.98%	(49.30% )	(40.97% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$35,916		$36,004	$25,913		$20,400	$21,505	$45,411
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.76%	(d)	1.88%	2.33%		2.76%	1.67%	1.49%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.76%	(d)	1.88%	2.37%		3.20%	1.94%	1.53%
Ratio of net investment income/(loss) to average net assets	1.43%	(d)	0.31%	(0.04%	)	(0.24% )	0.98%	0.74%
Portfolio turnover rate	20.48%	(b)	30.11%	34.39%		13.24%	15.61%	11.00%

*	Effective December 23, 2008, a reverse stock split of 1:2 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Annualized.

See accompanying notes to financial statements.

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2012 the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE MKT is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 3012, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2012, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2011, and for the six months ended June 30, 2012. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains, (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices
Equity Investments	$35,781,994	—
Short-Term Investments	152,137	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$35,934,131	—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the six months ended June 30, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2012.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2012, Cornerstone earned $182,634 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. Ultimus has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until an amended fee is agreed upon.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2012, purchases and sales of securities, other than short-term investments, were $9,326,070 and $7,311,060, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 15,000,000 shares of common stock authorized and 6,676,143 shares outstanding at June 30, 2012. Transactions in common stock for the six months ended June 30, 2012 were as follows:

Shares at beginning of period	6,587,245
Shares newly issued in reinvestment of dividends and distributions	88,898
Shares at end of period	6,676,143

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2011 for the Fund was ordinary income of $73,075 and return of capital of $5,159,948.

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss during the year ended December 31, 2011.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,628,716, of which $358,321 expires in 2012, $420,772 expires in 2013, $57,090 expires in 2014, $2,382,884 expires in 2016, $260,903 expires in 2017, $74,939 expires in 2018 and $73,807 long-term capital loss with no expiration date.

At June 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $31,649,687, $5,275,977, $(991,533), and $4,284,444, respectively.

Results of Annual Meeting of Stockholders (unaudited)

On April 16, 2012, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 6,598,077 shares of common stock outstanding on the record date of February 17, 2012:

(1)	To approve the election of five directors to hold office until the 2013 Annual Meeting of Stockholders.

Name of Directors	For	Withhold
Ralph W. Bradshaw	3,352,235	198,712
Edwin Meese III	3,400,504	150,443
Scott B. Rogers	3,429,609	121,338
Andrew A. Strauss	3,428,902	122,045
Glenn W. Wilcox, Sr.	3,414,212	136,735

(2)	To approve the elimination of the Fund’s fundamental investment restriction limiting investments in securities issued by other investment companies.

For	Against	Abstain
2,562,589	156,458	48,564

(3)
To approve the replacement of the Fund’s fundamental investment restriction that the Fund shall not invest more than 5% of its total assets, taken at market value at time of purchase, in securities of any one issuer other than the United States Government or its instrumentalities; or invest in the securities of companies which (together with the predecessors) have a record of less than three years continuous operation, or purchase more than 10% of any class of the outstanding voting securities of any one issuer (the “current diversification and unseasoned issuer restriction”).

For	Against	Abstain
2,545,737	170,469	51,405

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”), of Cornerstone Total Return Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 10, 2012.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including regarding the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556 0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Total Return Fund, Inc. (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE TOTAL RETURN FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Total Return Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Total Return (CRF)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report

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Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III,  Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.63%
CLOSED-END FUNDS - 19.68%
CONVERTIBLE SECURITIES - 0.05%
Advent Claymore Global Convertible Securities and Income Fund II	2,965	$19,006

CORE - 0.12%
Liberty All-Star Growth Fund, Inc.	10,600	42,294

CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 1.48%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	11,100	144,855
Western Asset/Claymore Inflation-Linked Securities & Income Fund	29,732	386,516
		531,371
DEVELOPED MARKET - 0.27%
Japan Smaller Capitalization Fund, Inc.	13,300	98,287

GLOBAL - 3.29%
AGIC Global Equity & Convertible Income Fund	10,400	132,392
Clough Global Allocation Fund	3,343	43,426
Clough Global Equity Fund	4,923	59,519
Clough Global Opportunities Fund	60,413	649,440
First Trust Active Dividend Income Fund	19,814	154,549
Lazard World Dividend & Income Fund, Inc.	12,700	142,494
		1,181,820
GLOBAL INCOME - 0.15%
Nuveen Multi-Currency Short-Term Government Income Fund	4,353	53,977

INCOME & PREFERRED STOCK - 0.17%
Zweig Total Return Fund, Inc. (The)	5,035	61,874

OPTION ARBITRAGE/OPTIONS STRATEGIES - 13.12%
BlackRock Enhanced Capital & Income Fund, Inc.	13,500	172,800
BlackRock International Growth and Income Trust	61,500	437,880
Eaton Vance Enhanced Equity Income Fund	45,872	486,243
Eaton Vance Enhanced Equity Income Fund II	48,428	514,305

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - (continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund	80,913	$829,358
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	500,929
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,439	466,552
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	29,700	311,256
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	108,144	897,595
ING Global Advantage and Premium Opportunity Fund	8,500	95,710
		4,712,628
REAL ESTATE - 0.91%
Neuberger Berman Real Estate Securities Income Fund Inc.	73,524	324,976

SECTOR EQUITY - 0.12%
Gabelli Healthcare & WellnessRx Trust (The)	5,121	42,965

TOTAL CLOSED-END FUNDS		7,069,198

CONSUMER DISCRETIONARY - 8.35%
Bed Bath & Beyond, Inc. *	2,500	154,500
CBS Corporation - Class B	3,000	98,340
Comcast Corporation - Class A	4,012	128,264
Comcast Corporation - Special Class A	4,250	133,450
DIRECTV - Class A *	4,000	195,280
Home Depot, Inc. (The)	4,000	211,960
Lowe's Companies, Inc.	5,000	142,200
Macy's, Inc.	3,000	103,050
McDonald's Corporation	2,500	221,325
News Corporation - Class B	2,500	56,300
NIKE, Inc. - Class B	2,000	175,560
Target Corporation	3,500	203,665
Time Warner Cable, Inc.	2,000	164,200
Time Warner, Inc.	4,666	179,641
TJX Companies, Inc. (The)	5,000	214,650
Viacom Inc. - Class B	3,000	141,060

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - (continued)
Walt Disney Company (The)	6,500	$315,250
Yum! Brands, Inc.	2,500	161,050
		2,999,745
CONSUMER STAPLES - 9.05%
Altria Group, Inc.	7,000	241,850
Coca-Cola Company (The)	10,000	781,900
Colgate-Palmolive Company	1,000	104,100
CVS Caremark Corporation	7,000	327,110
Kraft Foods Inc. - Class A	3,000	115,860
Kroger Company (The)	3,000	69,570
Philip Morris International, Inc.	5,000	436,300
Walgreen Company	2,000	59,160
Wal-Mart Stores, Inc.	16,000	1,115,520
		3,251,370
ENERGY - 8.75%
Apache Corporation	2,000	175,780
Chevron Corporation	7,500	791,250
ConocoPhillips	6,000	335,280
Exxon Mobil Corporation	12,000	1,026,840
Halliburton Company	4,500	127,755
Marathon Oil Corporation	4,900	125,293
Occidental Petroleum Corporation	4,000	343,080
Peabody Energy Corporation	2,000	49,040
Phillips 66 *	3,000	99,720
Williams Companies, Inc.	2,000	57,640
WPX Energy, Inc. *	666	10,776
		3,142,454
FINANCIALS - 10.88%
AFLAC, Inc.	3,000	127,770
Allstate Corporation (The)	2,500	87,725
American Express Company	6,000	349,260
Bank of America Corporation	20,000	163,600
BB&T Corporation	3,000	92,550
Capital One Financial Corporation	2,500	136,650
Discover Financial Services	4,000	138,320
Fifth Third Bancorp	7,000	93,800
Franklin Resources, Inc.	1,000	110,990
JPMorgan Chase & Co.	15,200	543,096
Marsh & McLennan Companies, Inc.	4,000	128,920
MetLife, Inc.	5,500	169,675
Morgan Stanley	4,500	65,655
Prudential Financial, Inc.	2,500	121,075

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS - (continued)
SunTrust Banks, Inc.	3,000	$72,690
U.S. Bancorp	12,500	402,000
Wells Fargo & Company	33,000	1,103,520
		3,907,296
HEALTH CARE - 10.37%
Abbott Laboratories	6,000	386,820
Amgen Inc.	4,000	292,160
Baxter International, Inc.	1,200	63,780
Bristol-Myers Squibb Company	6,000	215,700
Covidien plc	2,000	107,000
Eli Lilly & Company	2,500	107,275
Express Scripts Holding Company *	1,620	90,445
Gilead Sciences, Inc. *	2,000	102,560
Johnson & Johnson	6,500	439,140
McKesson Corporation	2,500	234,375
Merck & Company, Inc.	16,000	668,000
Pfizer, Inc.	16,462	378,626
Stryker Corporation	1,000	55,100
Thermo Fisher Scientific Inc.	2,000	103,820
UnitedHealth Group, Inc.	5,500	321,750
WellPoint, Inc.	2,500	159,475
		3,726,026
INDUSTRIALS - 8.32%
Boeing Company (The)	2,000	148,600
Caterpillar Inc.	3,000	254,730
CSX Corporation	6,000	134,160
Cummins Inc.	1,000	96,910
Deere & Company	2,500	202,175
FedEx Corporation	2,500	229,025
General Dynamics Corporation	2,000	131,920
General Electric Company	22,000	458,480
Honeywell International Inc.	4,000	223,360
ITT Corporation	2,900	51,040
Lockheed Martin Corporation	2,500	217,700
Norfolk Southern Corporation	2,000	143,540
Northrop Grumman Corporation	1,500	95,685
Raytheon Company	2,000	113,180
Union Pacific Corporation	2,500	298,275
United Technologies Corporation	2,500	188,825
		2,987,605
INFORMATION TECHNOLOGY - 15.48%
Apple Inc. *	4,000	2,336,000

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - (continued)
CA Technologies, Inc.	2,500	$67,725
Cisco Systems, Inc.	8,000	137,360
Intel Corporation	13,000	346,450
International Business Machines Corporation	5,000	977,900
Microsoft Corporation	36,000	1,101,240
Oracle Corporation	18,600	552,420
Xerox Corporation	5,200	40,924
		5,560,019
MATERIALS - 2.97%
Air Products & Chemicals, Inc.	1,500	121,095
Alcoa, Inc.	1,800	15,750
CF Industries Holdings, Inc.	600	116,244
Dow Chemical Company (The)	6,000	189,000
E.I. du Pont de Nemours and Company	4,800	242,736
Freeport-McMoRan Copper & Gold, Inc.	5,000	170,350
International Paper Company	2,300	66,493
Newmont Mining Corporation	3,000	145,530
		1,067,198
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	2,490

TELECOMMUNICATION SERVICES - 2.74%
AT&T, Inc.	17,589	627,224
Verizon Communications, Inc.	8,000	355,520
		982,744
UTILITIES - 3.03%
AES Corporation (The) *	4,600	59,018
Consolidated Edison, Inc.	1,000	62,190
Duke Energy Corporation	6,600	152,196
Exelon Corporation	3,500	131,670
FirstEnergy Corporation	2,000	98,380
NextEra Energy, Inc.	2,000	137,620
Sempra Energy	1,500	103,320
Southern Company (The)	4,000	185,200
Xcel Energy, Inc.	5,500	156,255
		1,085,849

TOTAL EQUITY SECURITIES (cost - $31,490,425)		35,781,994

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENTS - 0.42%
MONEY MARKET FUNDS - 0.42%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $152,137)	152,137	$152,137

TOTAL INVESTMENTS - 100.05% (cost - $31,642,562)		35,934,131

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(18,018)

NET ASSETS - 100.00%		$35,916,113

* Non-income producing security.

(b)	Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	September 4, 2012

 * Print the name and title of each signing officer under his or her signature.